Annual Operating Expenses {- Fidelity Freedom Blend 2050 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2050 Fund	Jul. 13, 2021
Fidelity Advisor Freedom Blend 2050 Fund - Class A
Operating Expenses:
Management fee	0.54%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.79%	[1]
Fidelity Advisor Freedom Blend 2050 Fund - Class M
Operating Expenses:
Management fee	0.54%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	1.04%	[1]
Fidelity Advisor Freedom Blend 2050 Fund - Class C
Operating Expenses:
Management fee	0.54%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.54%	[1]
Fidelity Advisor Freedom Blend 2050 Fund - Class I Advisor
Operating Expenses:
Management fee	0.54%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.54%	[1]
Fidelity Advisor Freedom Blend 2050 Fund - Class Z
Operating Expenses:
Management fee	0.44%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.44%	[1]

[1]	(a)Adjusted to reflect current fees.